Condensed Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		51 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (1,000)	$ (10,100)	$ (79,217)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	0	0
Stock-based compensation	0	10,100	75,793
Loss on impairment of goodwill	0	0	(124)
Decrease to prepaid assets	0	0	8
Increase (decrease) to accounts payable and accrued expenses	0	0	(18)
Net cash used in operating activities	(1,000)	0	(3,310)
Investing Activities
Purchase of property and equipment	0	0	0
Net cash used in investing activities	0	0	0
Cash Flows From Financing Activities
Stockholder loan	1,000	0	3,303
Net cash provided by financing activities	1,000	0	3,303
Reorganization	0	0	0
Net decrease in cash	0	0	(7)
Cash at beginning of period	0	0	7
Cash at end of period	0	0	0
Supplemental Disclosure of Cash Flow Information:
Interest paid	0	0	0
Income taxes paid	$ 0	$ 0	$ 0